SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17.	SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2024, up through April 30, 2025, which is the date of these consolidated financial statements are available to be issued. There are no other material subsequent events that require disclosure in these consolidated financial statements.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS